Finance results	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Finance results

20 Finance results

Accounting policy

Finance income comprises interest income on funds invested, dividend income, fair value gains on financial assets at fair value through profit or loss, gains on the remeasurement to fair value of any pre-existing interest in an acquire in a business combination, gains on hedging instruments that are recognized in profit or loss and reclassifications of net gains previously recognized in other comprehensive income. Interest income is recognized as it accrues in profit or loss, using the effective interest method. Dividend income is recognized in profit or loss on the date that the Company’s right to receive payment is established, which in the case of quoted securities is normally the ex-dividend date.

Finance expense comprise interest expense on borrowings, unwinding of the discount on provisions and deferred consideration, dividends on preference shares classified as liabilities, fair value losses on financial assets at fair value through profit or loss and contingent consideration, impairment losses recognized on financial assets (other than trade receivables), losses on hedging instruments that are recognized in profit or loss and reclassifications of net losses previously recognized in other comprehensive income.

Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.

Foreign exchange gains and losses on financial assets and financial liabilities are reported on a net basis as financial income or financial cost, depending on whether the net foreign currency fluctuations result in a gain or loss position.

Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either finance income or finance cost depending on whether the net foreign currency fluctuations result in a gain or loss position.

Details of finance income and costs are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Cost of gross debt
Interest on debt	(1,605,222)	(1,787,347)	(1,835,474)
Monetary and exchange rate variation	(1,491,050)	(198,858)	865,158
Derivatives and fair value measurement	1,532,273	(34,738)	(1,463,395)
Amortization of borrowing costs	(54,251)	(38,886)	(73,832)
Discounts obtained from financial operations	—	—	85,962
Guarantees and warranties on debt	(109,046)	(157,512)	(50,819)

	(1,727,296)	(2,217,341)	(2,472,400)
Income from financial investment and exchange rate in cash and cash equivalents	438,149	578,611	534,657

Cost of debt, net	(1,289,147)	(1,638,730)	(1,937,743)
Other charges and monetary variations
Interest on other receivables(i)(ii)	460,861	120,030	263,180
Interest on other liabilities	(212,799)	(409,697)	(414,540)
Monetary variation on leases and concessions agreements	(186,259)	(244,198)	(296,118)
Monetary variation on leases	(105,085)	(131,185)	(207,686)
Advances on real state credits	(5,091)	(20,171)	(39,671)
Interest on shareholders’ equity	(13,011)	(16,883)	(9,448)
Interest on contingencies and contracts	(102,525)	(52,667)	(91,977)
Bank charges and other	(94,809)	(355,195)	(314,014)
Exchange variation	(63,071)	(2,803)	(7,759)

	(321,789)	(1,112,769)	(1,118,033)
Finance results, net	(1,610,936)	(2,751,499)	(3,055,776)

Reconciliation
Finance expense	(2,849,228)	(3,704,515)	(3,673,356)
Finance income	1,032,725	870,739	1,102,918
Foreign exchange (losses) gain, net	(1,555,215)	(199,777)	997,109
Derivatives	1,760,782	282,054	(1,482,447)

Finance results, net	(1,610,936)	(2,751,499)	(3,055,776)

(i)

The subsidiary Comgás and the supplier Petrobras settled judicial dispute. As a result the portion related to the interest on the principal amount of supplier was reversed in the amount the R$ 177,423 (see note 19 (i)), as well as the amount of R$ 101,583 related to the monetary variation on the judicial deposit (note 5.8).

(ii)	It is Included the balance of R$ 93,243 related to the interest on PIS and COFINS as stated in the note 6.